RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 14, 2026	Apr. 10, 2026
Related Party Transaction [Line Items]
Dividend distributions					$ 8,524			$ 17,256
Consulting service fees											$ 5,000
Share issued for service, fair value											$ 50,000
Fair value per share											$ 5.00
Principal amount		$ 127,937	262,119				262,119		$ 127,937
Proceeds from (Repayments of) Related Party Debt									261,100
Amortization of Debt Discount (Premium)							145,084		37,480
Accrued interest payable							94,844
Loss on Settlement of senior secured notes			(2,574,481)				(3,087,993)
Senior secured note outstanding			2,992,214				2,992,214
Principal payments							532,017
Debt Instrument, Unamortized Discount		12,282	32,252				32,252		12,282
Dividend distributions								17,256	17,259	10,025
Senior Secured Promissory Notes [Member]
Related Party Transaction [Line Items]
Principal amount		$ 274,155							274,155
Proceeds from (Repayments of) Related Party Debt									261,100
Amortization of Debt Discount (Premium)									$ 13,055
Interest rate		15.00%							15.00%
Debt Instrument, Interest Rate, Effective Percentage		5.00%							5.00%
Debt Instrument, Redemption Price, Percentage									50.00%
Debt Instrument, Redemption, Description		The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Equity Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption.							The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Equity Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption. The Notes held by holders that executed the Amendment and Subordination Agreement are subordinated, as to the sequence and priority of payment, to the prior repayment in full of the Notes held by holders that did not execute such agreement.
Maturity date									Dec. 31, 2026
Related Party [Member]
Related Party Transaction [Line Items]
Principal amount		$ 264,631	258,637				258,637		$ 264,631
Amortization of Debt Discount (Premium)									3,531
Accrued interest payable							28,418
Senior secured note outstanding			1,167,676				1,167,676
Principal payments							205,117
Amortization of Debt Issuance Costs and Discounts			1,700		$ 154		5,847	$ 154
Debt Instrument, Unamortized Discount		9,524	3,429				3,429		9,524
Accrued interest related party		15,837	28,418				28,418		15,837	(0)
Interest expense related party				$ 12,773		$ (0)			15,837
Related Party [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Principal amount		$ 264,631							$ 264,631
Related Party [Member] | Promissory Note Agreement [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Principal amount			0				0
Interest rate	0.00%			0.00%
Proceeds from loans	$ 14,980						14,980
Maturity date	Mar. 31, 2028
Unsecured promissory principal amount												$ 4,700
Related Party [Member] | Senior Secured Redeemable Note [Member]
Related Party Transaction [Line Items]
Principal amount			63,525				63,525
Accrued interest payable							5,078
Cash redemption amount			$ 351,098				351,098
Loss on Settlement of senior secured notes							$ 282,497
2025 Long-Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Restricted stock awards, shares							10,000